GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Cultivations and processing licenses (*)	Customer relationships	Trade name	Goodwill	Other	Total
Cost:

Balance at January 1, 2024	$2,524	$12,727	$1,564	$10,095	$23	$26,933
Impairment	-	-	-	(495)	-	(495)
Deconsolidation of Oranim	-	(2,822)	-	(3,499)	-	(6,321)
Foreign currency translation adjustments	147	174	-	578	-	899

Balance at December 31, 2024	2,671	10,079	1,564	6,679	23	21,016
Impairment	(997)	-	-	(5,390)	-	(6,387)
Foreign currency translation adjustments	123	101	-	596	-	820

Balance at December 31, 2025	1,797	10,180	1,564	1,885	23	15,449

Accumulated amortization:

Balance at January 1, 2024	1,691	7,798	1,523	-	23	11,035
Amortization during the year	-	1,369	8	-	-	1,377
Deconsolidation of Oranim	-	(1,408)	-	-	-	(1,408)

Balance at December 31, 2024	1,691	7,759	1,531	-	23	11,004
Amortization during the year	-	1,330	8	-	-	1,338

Balance at December 31, 2025	1,691	9,089	1,539	-	23	12,342

Amortized cost at December 31, 2025	$106	$1,091	$25	$1,885	$-	$3,107

Amortized cost at December 31, 2024	$980	$2,320	$33	$6,679	$-	$10,012

(*)
The licenses consisted of GMP and GDP licenses in Germany that had indefinitely useful life. The Company recognized an impairment loss in total amount of $997 during the year ended December 31, 2025 (see below).